Equipment	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Equipment

4. Equipment

Equipment consists of the following:

	December 31,	June 30,
	2020	2020

Equipment	$509,279	$228,578
	509,279	228,578
Less accumulated depreciation	(73,552)	(20,768)
Equipment, net	$435,727	$207,810

The total depreciation expense during the six months ended December 31, 2020 was $52,784 (years ended June 30, 2020 and 2019 - $17,577 and $9,897, respectively).

3. Equipment

Equipment consists of the following:

	September 30, 2021	December 31, 2020
Equipment	$603,972	$509,279
Less accumulated depreciation	(172,513)	(73,552)
Equipment, net	$431,459	$435,727

The total depreciation expense during the three and nine months ended September 30, 2021 was $34,565 and $98,961, respectively (three and nine months ended September 30, 2020 - $14,392 and $16,673, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).